Trade and Other Payables - Summary of Trade and Other Payables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current liabilities
Trade payables	₩ 1,150,515	₩ 1,537,148
Other payables	6,182,650	5,104,274
Total	7,333,165	6,641,422
Non-current liabilities
Other payables	1,064,099	1,338,781
Total	₩ 1,064,099	₩ 1,338,781